Acquisition of Interest and Control (Tables)	12 Months Ended
Dec. 31, 2025
Hidrovias do Brasil [member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date

The table below summarizes the balances of assets acquired and liabilities assumed at the acquisition date recognized at fair value:

Assets
Cash and cash equivalents	1,155,510
Bonds and other securities	1,171
Trade receivables	119,082
Inventories	168,889
Recoverable taxes	198,360
Prepaid expenses	65,607
Related parties	5,825
Other receivables	137,093
Assets of subsidiaries held for sale	736,540
Escrow deposits	67,375
Deferred tax assets	74,730
Other investments	121,710
Property, plant and equipment, net	4,419,200
Intangible assets, net	912,191
Right-of-use asset, net	331,202
Derivative instruments	6,270
Liabilities
Loans and financing	3,331,412
Trade payables	104,490
Salaries and related charges	46,246
Taxes payable, income and social contribution taxes payable	126,869
Deferred tax liabilities	581,271
Legal claims	36,962
Advances from customers	7,365
Leases payable	286,778
Other payables	119,491
Liabilities of subsidiaries held for sale	500,708
Derivative instruments	52,643
Goodwill based on expected future profitability	341,084
Non-controlling interests(1)	1,658,270
Assets and liabilities consolidated in the opening balance	2,009,334

Assets acquired	4,273,159
Liabilities assumed	(2,604,909)
Goodwill based on expected future profitability	341,084
Final investment in 50.15% interest	2,009,334

Reversal of the non-cash effect of the acquisition
Gain on acquisition of control of associate	(113,655)
Share of profit (loss) of subsidiaries, joint ventures and associates before acquisition of control	148,518
Acquisition value - cash	2,044,197

Cash and cash equivalents acquired	(1,155,510)
Net cash from transaction	888,687

(1)	The non-controlling interest is determined based on the net value of assets and liabilities on the acquisition date, considering the proportion of 49.85%.

Schedule of revaluation of investment
Revaluation of investment
Revaluation of investment (from financial asset to associate) - IFRS 9 / IAS 28 (1)	66,267
Revaluation of investment (from associate to subsidiary) - IAS 28 / IFRS 3 (2)	47,388
Gain on acquisition of control of associate	113,655
Write-off of accumulated effects in equity before control - IAS 28 / IFRS 3 (2)	43,717
Total	157,372

(1)	Transition from financial asset to investment in associate, recognized in May 2024 in financial results.
(2)	Transition from investment in associate to investment in subsidiary, recognized in May 2025 under the equity method. Additionally, as provided for in the applicable accounting standard, the accumulated balances in other comprehensive income, recorded since the significant influence was obtained, were fully reversed to profit or loss for the year. The total impact of the transition was R$ 91,105.

WTZ Participações S.A. [Member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date

The following table summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, recognized at fair value:

Assets
Cash and cash equivalents	5,399
Trade receivables	33,168
Recoverable taxes	3,036
Prepaid expenses	170
Other receivables	306
Other investments	5
Property, plant and equipment, net	1,684
Intangible assets, net	19,504
Derivative instruments	209,348
Liabilities
Loans and financing	68
Trade payables	27,541
Salaries and related charges	2,211
Taxes payable, income and social contribution taxes payable	80,918
Other payables	3,221
Goodwill based on expected future profitability	42,260
Non-controlling interests	76,633
Assets and liabilities consolidated in the opening balance	124,288
Assets acquired	140,945
Liabilities assumed	58,917
Goodwill based on expected future profitability	42,260
Acquisition value	124,288
Comprised by:
Cash	55,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	23,904
Contingent consideration settled	45,115
Contingent consideration to be settled	269
Total consideration	124,288
Net cash outflow resulting from acquisition
Initial consideration in cash	55,000
Contingent consideration settled	45,115
Contingent consideration to be settled	269
Cash and cash equivalents acquired	(5,399)
Acquisition value	94,985

Petrovila Combustíveis S.A. [member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date

The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	23,865
Trade receivables	30,310
Inventories	1,546
Recoverable taxes	33,353
Prepaid expenses	116
Other receivables	246
Right-of-use assets	729
Property, plant and equipment, net	25,982
Liabilities
Loans and financing	11,482
Trade payables	39,032
Salaries and related charges	1,445
Taxes payable, income and social contribution taxes payable	68
Leases payable	811
Other payables	1,201
Goodwill based on expected future profitability	34,934
Non-controlling interests	24,843
Assets and liabilities consolidated in the opening balance	72,199

Assets acquired	69,688
Liabilities assumed	32,423
Goodwill based on expected future profitability	34,934
Acquisition value	72,199
Comprised by
Acquisition of ownership interest via capital contribution (as non-controlling interests)	50,000
Contingent consideration to be settled	22,199
Total consideration	72,199
Net cash outflow resulting from acquisition
Initial consideration in cash	(50,000)
Cash and cash equivalents acquired	23,865
Acquisition value	(26,135)

Neoagro Diesel S.A. [member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date

The following table summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	3,000
Property, plant and equipment, net	9,747

Liabilities	-

Goodwill based on expected future profitability	62,833
Non-controlling interests	5,099
Assets and liabilities consolidated in the opening balance	70,481

Assets acquired	7,648
Liabilities assumed	-
Goodwill based on expected future profitability	62,833

Acquisition value	70,481

Comprised by
Cash	28,892
Acquisition of ownership interest via capital contribution (as non-controlling interests)	11,023
Contingent consideration to be settled	30,566
Total consideration	70,481

Net cash outflow resulting from acquisition
Initial consideration in cash	(39,915)
Cash and cash equivalents acquired	3,000
Acquisition value	(36,915)

Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date
The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date recognized at fair value:

Assets
Cash and cash equivalents	1,719
Trade receivables	28,475
Inventories	9,128
Recoverable taxes	2,551
Other receivables	55

Other investments	298
Right-of-use assets, net	25,500
Property, plant and equipment, net	41,938
Intangible assets, net	11,634

Liabilities
Loans and financing	17,337
Trade payables	26,965
Salaries and related charges	1,933
Taxes payable, income and social contribution taxes payable	376
Leases payable	25,500
Other payables	8,194

Goodwill based on expected future profitability	1,413
Non-controlling interests	16,397
Assets and liabilities consolidated in the opening balance	26,009

Assets acquired	72,779
Liabilities assumed	48,183
Goodwill based on expected future profitability	1,413

Acquisition value
Comprised by
Cash	5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	16,193
Contingent consideration settled	4,816
Total consideration	26,009

Initial consideration in cash	(5,000)
Contingent consideration settled	(4,816)
Cash and cash equivalents acquired	1,720
Total	(8,096)

Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date
The following table summarizes the balances of assets acquired and liabilities at fair value at the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	3,248
Trade receivables	6,107
Recoverable taxes	402
Other receivables and other assets	1,057

Property, plant and equipment, net	248,951
Intangible assets, net	10,441

Liabilities
Loans and financing	44,568
Trade payables	911
Salaries and related charges	1,430
Taxes payable, income and social contribution taxes payable	13,974
Other payables	23,743

Fair value of investee’s assets and liabilities	185,580

Fair value of assets and liabilities according to Ultracargo's interest	92,790
Goodwill based on expected future profitability	117,306
Acquisition value	210,096

Schedule of acquired intangible assets that were not recognized in the books of the acquired entity
In the process of identifying assets and liabilities, intangible assets that were not recognized in the books of the acquired entity were also considered, as shown below:

	R$	Useful Life	Amortization method
Licenses	612	5 years	Straight line
Customer list and relationship	4,609	6 years	Straight line
Total	5,221